Organization, Description of Business, Basis of Presentation and Summary of Significant Accounting Policies (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended		10 Months Ended	12 Months Ended			1 Months Ended			1 Months Ended			1 Months Ended		1 Months Ended				12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 14, 2012	Dec. 31, 2011 Correction Increasing Operating And Maintenance Expenses And Decreasing Selling General And Administrative Expenses [Member]	Dec. 31, 2010 Correction Increasing Operating And Maintenance Expenses And Decreasing Selling General And Administrative Expenses [Member]	Nov. 05, 2012 GeismarAcquistion	Dec. 31, 2011 GeismarAcquistion	Dec. 31, 2010 GeismarAcquistion	Nov. 30, 2012 GeismarAcquistion	Nov. 30, 2012 GeismarAcquistion Common units	Jun. 30, 2012 Gulfstream Acquisition	May 31, 2011 Gulfstream Acquisition	Jun. 30, 2012 Gulfstream Acquisition Common units	May 31, 2011 Gulfstream Acquisition Common units	Nov. 30, 2010 Piceance Acquisition	Nov. 30, 2010 Piceance Acquisition Common units	Feb. 28, 2010 The Dropdown	Feb. 28, 2010 The Dropdown Class C	Dec. 31, 2012 Gulfstar One	Dec. 31, 2011 Gulfstar One	Dec. 31, 2012 Gulfstar One Maximum	Dec. 31, 2012 Constitution Pipeline Company LLC	Dec. 31, 2012 Gulfstar One To Be Sold To Third Party	Dec. 31, 2012 Gulfstar One Partner	Dec. 31, 2012 Williams	Dec. 31, 2012 Gulfstream Natural Gas System, L.L.C.	Jun. 30, 2012 Gulfstream Natural Gas System, L.L.C.	Jun. 30, 2011 Gulfstream Natural Gas System, L.L.C.	May 31, 2011 Gulfstream Natural Gas System, L.L.C.	Dec. 31, 2012 Laurel Mountain Midstream, LLC	Dec. 31, 2012 Caiman Energy II	Dec. 31, 2012 Discovery Producer Services LLC	Dec. 31, 2012 Overland Pass Pipeline Company LLC	Sep. 30, 2010 Overland Pass Pipeline Company LLC
Organization, Basis of Presentation, and Description of Business [Abstract]
Voting interest in unconsolidated companies, minimum	20.00%
Voting interest in unconsolidated companies, maximum	50.00%
Minimum period of construction for capitalization of interest	3 months
Minimum total project cost for capitalization of interest	$ 1
Goodwill	649	0
Other intangibles	1,702	43
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage																											50.00%	1.00%	24.50%		51.00%	47.50%	60.00%	50.00%	49.00%
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Parent, limited partner ownership percentage																										68.00%
Parent, general partner ownership percentage	2.00%	2.00%	2.00%																							2.00%
Variable Interest Entity:
Carrying value of construction work in process																				532	103		24
Carrying value of deferred revenue																				109	101
Estimated remaining construction costs																						475	680
Carrying value of cash and cash equivalents																							8
Carrying value of accounts payable																				124	33		4
Variable Interest Entity Ownership Percentage																							51.00%	49.00%
Proportionate share of project costs contributed																									225
Business Acquisition, Entity Acquired and Reason for Acquisition [Abstract]
Business Acquisition, Percentage of Voting Interests Acquired				1.00%						83.30%		1.00%	24.50%																	24.50%
Business Acquisition, Cost of Acquired Entity, Purchase Price [Abstract]
Business Acquisition, Cost of Acquired Entity, Cash Paid										25			297			702		3,500
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares											42,778,812			238,050	632,584		1,849,138		203,000,000
Combination Of Entities Under Common Control Effect On Net Income							185	133	87
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Operating and maintenance expenses	987	948	837		14	13
Selling, general, and administrative expenses	$ 553	$ 406	$ 408		$ (14)	$ (13)